Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Comp. Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Comp. Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income	Company Selected Measure
					TSR	Peer Group TSR(2)
2022	10,196,308	5,403,553	2,698,235	(429,628)	33.40	31.78	(258,043)	n/a
2021	404,000	404,000	8,212,877	7,177,713	72.78	69.08	(180,324)	n/a

Named Executive Officers, Footnote [Text Block]	Amounts represent compensation actually paid to our Principal Executive Officer (PEO) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	JoeBen Bevirt	Matthew Field, Didier Papadopoulos, Kate DeHoff and Bonny Simi.
2021	JoeBen Bevirt	Matthew Field and Eric Allison

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of a peer group consisting of Archer Aviation Inc., Eve Holding, Inc., Joby Aviation, Inc., Lilium N.V., Vertical Aerospace Ltd. (“Peer Group”), as used in the Stock Performance Graph disclosed under Item 5 of our Annual Report on Form 10-K for the year ended December 31, 2022. The amount reflected shows the annual change in value of $100 invested in the Peer Group on August 10, 2021, the date of our Merger with RTP, and assumes reinvestment of dividends, if any. Each of the companies in our Peer Group went public via merger with a special purpose acquisition company (“SPAC”). For Peer Group companies that completed their SPAC merger after August 10, 2021, the cumulative return for the Peer Group was weighted based on the market capitalization of each company based on the date of its SPAC merger.
PEO Total Compensation Amount	$ 10,196,308	$ 404,000
PEO Actually Paid Compensation Amount	$ 5,403,553	404,000
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(7,744,671)	(9,600,000)	(1,979,999)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	6,709,507	3,243,500	692,987
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—	(1,834,777)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	1,563,745	286,686
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	—	(292,760)
TOTAL ADJUSTMENTS	—	(1,035,164)	(4,792,755)	(3,127,863)

Non-PEO NEO Average Total Compensation Amount	$ 2,698,235	8,212,877
Non-PEO NEO Average Compensation Actually Paid Amount	$ 429,628	7,177,713
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(7,744,671)	(9,600,000)	(1,979,999)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	6,709,507	3,243,500	692,987
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—	(1,834,777)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	1,563,745	286,686
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	—	(292,760)
TOTAL ADJUSTMENTS	—	(1,035,164)	(4,792,755)	(3,127,863)

Total Shareholder Return Amount	$ 33.4	72.78
Peer Group Total Shareholder Return Amount	31.78	69.08
Net Income (Loss)	$ 258,043	180,324
PEO Name	JoeBen Bevirt
Additional 402(v) Disclosure [Text Block]	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.Since we were not a publicly traded company until August 2021, and are not yet generating operating revenues, we have not historically tied executive compensation to financial performance measures. Consequently, we have not included a Company-Selected Measure in our Pay Versus Performance Table. The primary way in which we tied executive pay to performance in 2022 was through our 2022 PSU Program, which awarded RSUs to our NEOs and employees for achieving key operational goals that move us closer to our ultimate goal of launching our commercial UAM service, which will be the primary driver of operational revenues in the future. Our average NEO Compensation Actually Paid (“CAP”) was negative for 2022, reflecting the decline in our TSR, which was consistent with the decline in our Peer Group TSR over the same period. Our CEO CAP increased in 2022 due to the equity awards described above which were granted in 2022 and the fact that, unlike our other NEOs, Mr. Bevirt did not have any outstanding equity awards granted in prior periods. Net income reflected a larger loss in 2022 than in 2021, reflecting ongoing investments in our certification and manufacturing efforts and increased headcount.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,792,755)	0
PEO [Member] | Stock Awards and Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,600,000)	0
PEO [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,243,500	0
PEO [Member] | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,563,745	0
PEO [Member] | Stock Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,127,863)	(1,035,164)
Non-PEO NEO [Member] | Stock Awards and Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,979,999)	(7,744,671)
Non-PEO NEO [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	692,987	6,709,507
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,834,777)	0
Non-PEO NEO [Member] | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	286,686	0
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (292,760)	$ 0